UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-07326

Gabelli Investor Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli ABC Fund	Mario J. Gabelli, CFA
Third Quarter Report — September 30, 2012
To Our Shareholders,

For the quarter ended September 30, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 1.2%. The performance of the 3 Month U.S. Treasury Bill Index for the quarter was 0.02%. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2012.

Comparative Results

Average Annual Returns through September 30, 2012 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	5 Year	10 Year	5/14/93
AAA Shares (GABCX)	1.20%	5.27%	2.70%	4.34%	6.40%
Advisor Shares (GADVX)	1.32	5.19	2.45	4.20	6.33
Standard & Poor’s (“S&P”) 500 Index	6.35	30.20	1.05	8.01	8.39(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.45	1.37	2.72(b)
3 Month U.S. Treasury Bill Index	0.02	0.07	0.54	1.66	3.04

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA and the Advisor Class Shares are 0.62% and 0.87%, respectively. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P 500 Index and the Lipper U.S. Treasury Money Market Fund Average since inception performance are as of April 30, 1993.

The Gabelli ABC Fund

Schedule of Investments — September 30, 2012 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 50.0%
	Aerospace — 0.1%
44,000	Exelis Inc.	$454,960
4,000	Kratos Defense & Security Solutions Inc.†	23,360

		478,320

	Automotive — 0.2%
110,000	Ford Motor Co.	1,084,600

	Automotive: Parts and Accessories — 0.1%
10,000	Strattec Security Corp.	212,900
55,000	The Pep Boys - Manny, Moe & Jack	559,900

		772,800

	Broadcasting — 1.2%
117,000	Astral Media Inc., Cl. A	5,733,964
2,500	Astral Media Inc., Cl. B	131,624
9,000	Cogeco Inc.	328,563
10,000	Fisher Communications Inc.†	367,600
787	Granite Broadcasting Corp.†(a)	4
500	Liberty Media Corp. - Liberty Capital, Cl. A†	52,085
14,000	LIN TV Corp., Cl. A†	61,600
6,000	Salem Communications Corp., Cl. A	31,440

		6,706,880

	Business Services — 7.3%
1,000	Aegis Group plc	3,803
280,000	Ariba Inc.†	12,544,000
11,000	Ascent Capital Group Inc., Cl. A†	594,110
250,000	Brightpoint Inc.†	2,245,000
24,000	Diebold Inc.	809,040
380	FleetCor Technologies Inc.†	17,024
1,000	Garda World Security Corp., Cl. A†	12,135
300,000	Kenexa Corp.†	13,749,000
870,000	TNT Express NV	9,084,813
10,000	United Rentals Inc.†	327,100

		39,386,025

	Cable and Satellite — 0.5%
5,000	AMC Networks Inc., Cl. A†	217,600
142,000	British Sky Broadcasting Group plc	1,704,863
35,000	Cablevision Systems Corp., Cl. A	554,750
7,001	DIRECTV†	367,273
5,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	14,039

		2,858,525

	Computer Software and Services — 0.6%
46,900	Deltek Inc.†	610,638
8,000	eBay Inc.†	387,280
5,000	Fidelity National Information Services Inc.	156,100
1,000	LBi International NV†	3,666
4,000	Mentor Graphics Corp.†	61,920
4,400	Micro Focus International plc	41,885
10,000	Pervasive Software Inc.†	86,000

		Market
Shares		Value

3,000	SanDisk Corp.†	$130,290
115,000	Yahoo! Inc.†	1,837,125

		3,314,904

	Consumer Products — 0.3%
25,000	Avon Products Inc.	398,750
29,000	Harman International Industries Inc.	1,338,640
11,000	Heelys Inc.†	19,800
1,000	Physicians Formula Holdings Inc.†	4,870
300	WMF Wuerttembergische Metallwarenfabrik AG	18,081

		1,780,141

	Consumer Services — 1.6%
500	Arbor Memorial Services, Cl. A	16,275
101,000	Dollar Thrifty Automotive Group Inc.†	8,779,930
3,000	Liberty Interactive Corp., Cl. A†	55,500
150	Liberty Ventures, Cl. A†	7,446

		8,859,151

	Diversified Industrial — 5.4%
148,000	Cooper Industries plc	11,108,880
18,000	Fortune Brands Home & Security Inc.†	486,180
95,000	Handy & Harman Ltd.†	1,404,100
3,000	Honeywell International Inc.	179,250
16,000	ITT Corp.	322,400
30,000	Katy Industries Inc.†	14,400
3,600	Kaydon Corp.	80,424
1,000	MOCON Inc.	14,820
40,000	Myers Industries Inc.	624,800
264,500	National Patent Development Corp.†	727,375
95,000	Smiths Group plc	1,590,825
5,000	Talison Lithium Ltd.†	32,906
2,700	Texas Industries Inc.†	109,755
172,600	The Shaw Group Inc.†	7,528,812
70,000	Tyco International Ltd.	3,938,200
100,000	US Home Systems Inc.	1,247,000

		29,410,127

	Electronics — 0.4%
500	Aleo Solar AG†	11,196
70,000	Alliance Semiconductor Corp.†	24,500
12,000	Emulex Corp.†	86,520
2,000	International Rectifier Corp.†	33,380
100,400	Laird plc	365,109
12,000	MoSys Inc.†	48,480
27,000	Pulse Electronics Corp.	22,140
5,000	Texas Instruments Inc.	137,750
70,000	Zygo Corp.†	1,280,300

		2,009,375

	Energy and Utilities — 7.2%
5,000	AGL Resources Inc.	204,550
3,600	Anadarko Petroleum Corp.	251,712
600	Apache Corp.	51,882

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
53,000	Atlas Energy LP	$1,830,617
7,000	Atlas Resource Partners LP	178,640
1,334	CH Energy Group Inc.	86,990
50,000	Dart Energy Ltd.†	8,817
320,000	Dragon Oil plc	3,126,263
30,000	Duke Energy Corp.	1,944,000
50,000	Dynegy Inc.†	19,000
36,000	Endesa SA	691,614
4,778	Ensco plc, Cl. A	260,688
1,500	EXCO Resources Inc.	12,015
3,200	Exxon Mobil Corp.	292,640
42,000	GDF Suez, Strips†	54
29,000	GenOn Energy Inc.†	73,370
250,000	GenOn Energy Inc., Escrow†(a)	0
10,000	Great Plains Energy Inc.	222,600
11,592	Halcon Resources Corp.†	84,969
15,000	Heritage Oil plc†	46,797
6,000	Hess Corp.	322,320
149	Iberdrola SA	675
62,000	National Fuel Gas Co.	3,350,480
390,000	Nexen Inc.	9,882,600
26,000	NorthWestern Corp.	941,980
16,000	NRG Energy Inc.	342,240
4,000	Occidental Petroleum Corp.	344,240
1,000	Origin Energy Ltd.	11,742
76,000	Progress Energy Resources Corp.	1,693,012
270,000	Sunoco Inc.	12,644,100
1,000	Venoco Inc.†	11,880
600	Walter Energy Inc.	19,476
95,000	WesternZagros Resources Ltd.†	135,286

		39,087,249

	Entertainment — 0.3%
1,001	Chestnut Hill Ventures†(a)	65,230
2,000	Discovery Communications Inc., Cl. A†	119,260
2,000	Discovery Communications Inc., Cl. C†	112,080
22,000	Electronic Arts Inc.†	279,180
36,000	Take-Two Interactive Software Inc.†	375,480
3,000	The Madison Square Garden Co., Cl. A†	120,810
22,000	Vivendi SA	429,014

		1,501,054

	Equipment and Supplies — 2.6%
500,000	Gerber Scientific Inc., Escrow†(a)	5,000
232,000	Robbins & Myers Inc.	13,827,200
8,000	The L.S. Starrett Co., Cl. A	102,960

		13,935,160

	Financial Services — 1.7%
130,000	AllianceBernstein Holding LP	2,003,300
1,500	Argo Group International Holdings Ltd.	48,585

		Market
Shares		Value

22,000	Artio Global Investors Inc.	$65,560
6,500	Citigroup Inc.	212,680
180,000	Delphi Financial Group Inc.†(a)	112,500
1,000	Flagstone Reinsurance Holdings SA	8,590
22,000	H&R Block Inc.	381,260
500	Hudson City Bancorp Inc.	3,980
60,000	KKR & Co. LP	906,600
2,200	Leucadia National Corp.	50,050
4,000	M&T Bank Corp.	380,640
500	MasterCard Inc., Cl. A	225,740
4,000	NYSE Euronext	98,600
11,000	Oritani Financial Corp.	165,550
22,000	Pacific Capital Bancorp†	1,009,800
7,000	PNC Financial Services Group Inc.	441,700
10,000	Presidential Life Corp.	139,300
1,000	Provident New York Bancorp.	9,410
105,000	SLM Corp.	1,650,600
4,400	Steel Excel Inc.†	111,100
49,000	The Charles Schwab Corp.	626,710
4,500	The Goldman Sachs Group Inc.	511,560

		9,163,815

	Food and Beverage — 6.2%
1,000	Asia Pacific Breweries Ltd.	42,984
14,000	Beam Inc.	805,560
65,000	DE Master Blenders 1753 NV†	783,077
600,000	Grupo Modelo SAB de CV, Cl. C	5,402,063
32,000	Hillshire Brands Co.	856,960
2,000	Ingredion Inc.	110,320
2,320,000	Parmalat SpA	4,951,965
40,500	Peet’s Coffee & Tea Inc.†	2,970,270
5,500	Pernod-Ricard SA	617,087
25,000	Post Holdings Inc.†	751,500
31,000	Ralcorp Holdings Inc.†	2,263,000
12,201	Remy Cointreau SA	1,403,261
142,300	Rieber & Son ASA	1,614,533
673,600	Viterra Inc.	11,038,242

		33,610,822

	Health Care — 9.8%
2,000	3SBio Inc., ADR†	25,980
500	Actelion Ltd	25,029
468	Allergan Inc.	42,859
245,000	AMERIGROUP Corp.†(b)	22,400,350
4,000	ArthroCare Corp.†	129,600
1,000	Biogen Idec Inc.†	149,230
1,000	Bio-Rad Laboratories Inc., Cl. A†	106,720
19,818	Catamaran Corp.†	1,941,570
200	China Kanghui Holdings Inc., ADR†	6,070
150,000	Coventry Health Care Inc.	6,253,500
89,600	Devgen†	1,828,430
4,993	Grifols SA, ADR†	114,000
6,500	Illumina Inc.†	313,300

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
30,000	Indevus Pharmaceuticals Inc., Escrow†(a)	$33,000
31,500	IRIS International Inc.†	614,880
1,000	Lexicon Pharmaceuticals Inc.†	2,320
500	Mead Johnson Nutrition Co.	36,640
200,965	Medicis Pharmaceutical Corp., Cl. A(b)	8,695,755
1,000	Mediware Information Systems†	21,910
1,000	Merck & Co. Inc.	45,100
770,000	Q-Med AB, Escrow†(a)	0
4,000	Rhoen Klinikum AG	78,748
240,000	Smith & Nephew plc	2,648,926
10,000	Sun Healthcare Group Inc.†	84,650
300,011	Sunrise Senior Living Inc.†	4,281,157
1,000	Taro Pharmaceuticals Industries Ltd.†	45,690
1,000	UCB SA†	55,701
197,000	WuXi PharmaTech Cayman Inc., ADR†	2,941,210

		52,922,325

	Hotels and Gaming — 0.1%
5,000	Churchill Downs Inc.	313,600
10,000	Gaylord Entertainment Co.†	395,300
5,000	MGM Resorts International†	53,750

		762,650

	Metals and Mining — 0.8%
20,000	Alcoa Inc.	177,000
2,200	Allegheny Technologies Inc.	70,180
20,000	Camino Minerals Corp.†	1,729
8,000	Commercial Metals Co.	105,600
10,000	Freeport-McMoRan Copper & Gold Inc.	395,800
10,000	Gold Fields Ltd., ADR	128,500
50,000	Newmont Mining Corp.	2,800,500
5,000	NovaGold Resources Inc.†	28,000
7,592	Pan American Silver Corp.	162,795
12,000	Pilot Gold Inc.†	20,751
11,000	Vulcan Materials Co.	520,300
1,168	Yamana Gold Inc.	22,303

		4,433,458

	Real Estate — 0.0%
500	American Tower Corp.	35,695
500	ECO Business-Immobilien AG†	2,949

		38,644

	Retail — 0.8%
1,000	Aaron’s Inc.†	27,810
6,000	Casey’s General Stores Inc.	342,840
125,000	Collective Brands Inc.†	2,713,750
32,000	Denny’s Corp.†	155,200
30,000	Macy’s Inc.	1,128,600
4,000	Pier 1 Imports Inc.	74,960

Shares		Market Value

1,000	Saks Inc.†	$10,310

		4,453,470

	Semiconductors — 0.5%
309,500	FSI International Inc.†	1,918,900
10,125	Lam Research Corp.†	321,823
2,500	LTX-Credence Corp.†	14,375
10,000	PLX Technology Inc.†	57,700
200,000	Ramtron International Corp.†	616,000

		2,928,798

	Specialty Chemicals — 0.3%
8,000	International Flavors & Fragrances Inc.	476,640
13,000	Monsanto Co.	1,183,260
1,500	SGL Carbon SE	60,121
1,200	TPC Group Inc.†	48,972

		1,768,993

	Telecommunications — 1.6%
300,000	Asia Satellite Telecommunications Holdings Ltd.	889,858
20,000	BCE Inc.	878,800
40,000	Corning Inc.	526,000
78,000	Portugal Telecom SGPS SA	385,600
3,000	Telegroup Inc.†(a)	0
100,000	Telenet Group Holding NV	4,478,398
4,609	Telephone & Data Systems Inc.	118,037
6,000	Verizon Communications Inc.	273,420
47,000	Xylem Inc.	1,182,050

		8,732,163

	Transportation — 0.3%
50,000	RailAmerica Inc.†	1,373,500

	Wireless Communications — 0.1%
14,000	Metricom Inc.†(a)	28
6,000	NII Holdings Inc.†	47,100
8,100	United States Cellular Corp.†	316,953
50,000	Winstar Communications Inc.†(a)	50

		364,131

	TOTAL COMMON STOCKS	271,737,080

	PREFERRED STOCKS — 0.1%
	Communications Equipment — 0.0%
	RSL Communications Ltd.,
2,000	7.500% Pfd.†(a)	0
1,000	7.500% Pfd., Ser. A†(a)(c)(d)	0

		0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.†(a)	0

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

Shares		Market Value

	PREFERRED STOCKS (Continued)
	Telecommunications — 0.1%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	$271,560

	TOTAL PREFERRED STOCKS	271,560

	RIGHTS — 0.1%
	Cable and Satellite — 0.0%
50	Liberty Ventures, expire 10/09/12†	677

	Food and Beverage — 0.0%
12,201	Remy Cointreau SA, expire 10/01/12(a)	0

	Health Care — 0.1%
110,600	Adolor Corp., expire 07/01/19†(a)	57,512
135,000	American Medical Alert Corp.†(a)	1,350
10,000	Clinical Data Inc., CVR, expire 04/14/18†(a)	9,500
385,000	Sanofi, CVR, expire 12/31/20†	646,800

		715,162

	TOTAL RIGHTS	715,839

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	15

	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	111,680

	TOTAL WARRANTS	111,695

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.6%
	Aerospace — 0.0%
$100,000	GenCorp Inc., Sub. Deb., Cv 4.063%, 12/31/39	126,063

	Computer Software and Services — 0.5%
2,800,000	SanDisk Corp., Cv 1.000%, 05/15/13	2,780,750

	Diversified Industrial — 0.1%
200,000	Covanta Holding Corp., Cv 3.250%, 06/01/14	234,375

	TOTAL CONVERTIBLE CORPORATE BONDS	3,141,188

	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/13†(a)	2,250

Principal Amount			Market Value

	Energy and Utilities — 0.0%
$800,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15		$214,000

	Retail — 0.0%
500,000	The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/13†(a)		1,500

	TOTAL CORPORATE BONDS		217,750

	U.S. GOVERNMENT OBLIGATIONS — 49.2%
267,010,000	U.S. Treasury Bills, 0.095% to 0.150%††, 10/04/12 to 02/28/13(e)		266,947,871

	TOTAL INVESTMENTS — 100.0% (Cost $539,682,256)		$543,142,983

	Aggregate tax cost		$541,102,431

	Gross unrealized appreciation		$17,184,012
	Gross unrealized depreciation		(15,143,460)

	Net unrealized appreciation/depreciation		$2,040,552

Shares			Market Value

	SECURITIES SOLD SHORT — 0.4%
	Health Care — 0.4%
19,818	Catamaran Corp.		$1,941,569

	Aggregate proceeds		$(1,805,653)

	Gross unrealized appreciation		$—
	Gross unrealized depreciation		(135,916)

	Net unrealized appreciation/depreciation		$(135,916)

Principal Amount	Settlement Date		Unrealized Appreciation

	FORWARD FOREIGN EXCHANGE CONTRACTS — 0.1%
19,047,500(f)	Deliver Canadian Dollars in exchange for United States Dollars 19,363,189(g)	10/26/12	$152,092
12,000,000(h)	Deliver Euros in exchange for United States Dollars 15,425,037(g)	10/26/12	257,765

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$409,857

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2012, the market value of fair valued securities amounted to $287,924 or 0.05% of total investments.

(b)	Securities, or a portion thereof, with a value of $19,526,250 were pledged as collateral for forward foreign exchange contracts.
(c)	Illiquid security.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the market value of the Rule 144A security amounted to $0 or 0.00% of net assets.

(e)	At September 30, 2012, $2,000,000 of the principal amount was pledged as collateral for a security sold short.
(f)	Principal amount denoted in Canadian Dollars.
(g)	At September 30, 2012, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(h)	Principal amount denoted in Euros.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$ 6,706,876	—	$ 4	$ 6,706,880
Energy and Utilities	39,087,249	—	0	39,087,249
Entertainment	1,435,824	—	65,230	1,501,054
Equipment and Supplies	13,930,160	—	5,000	13,935,160
Financial Services	9,051,315	—	112,500	9,163,815
Health Care	52,889,325	—	33,000	52,922,325
Telecommunications	8,732,163	—	0	8,732,163
Wireless Communications	364,081	—	50	364,131
Other Industries(a)	139,324,303	—	—	139,324,303
Total Common Stocks	271,521,296	—	215,784	271,737,080
Preferred Stocks:
Communications Equipment	—	—	0	0
Home Furnishings	—	—	0	0
Telecommunications	271,560	—	—	271,560
Total Preferred Stocks	271,560	—	0	271,560
Rights:
Health Care	646,800	—	68,362	715,162
Other Industries(a)	677	—	—	677
Total Rights	647,477	—	68,362	715,839
Warrants(a)	111,695	—	—	111,695
Convertible Corporate Bonds	—	$ 3,141,188	—	3,141,188
Corporate Bonds	1,500	214,000	2,250	217,750
U.S. Government Obligations	—	266,947,871	—	266,947,871
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$272,553,528	$270,303,059	$286,396	$543,142,983
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Common Stocks Sold Short(a)	$ (1,941,569)	—	—	$ (1,941,569)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (1,941,569)	$ —	$ —	$ (1,941,569)
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	$ —	$ 409,857	$ —	$ 409,857

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli ABC Fund
Notes to Schedule of Investments (Unaudited) (Continued)

Additional Information to Evaluate Quantitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2012, the Fund held no investments in equity contract for difference swap agreements.

    Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at September 30, 2012 are reflected within the Schedule of Investments.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at September 30, 2012 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2012, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli ABC Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554 fax: 914-921-5118 website: www.gabelli.com e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio
Executive Officer,	Manager,
GAMCO Investors, Inc.	Gabelli-O’Connor Fixed
Income Mutual Fund
Management Co.

Anthony J. Colavita	Kuni Nakamura
President,	President,
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice	Medical Director,
President	Lawrence Hospital
and Chief Financial Officer,
KeySpan Corp.

Officers

Bruce N. Alpert	Agnes Mullady
President, Secretary, and	Treasurer
Acting Chief
Compliance Officer

Distributor

G.distributors, LLC

Custodian, Transfer Agent, and

Dividend Disbursing Agent

State Street Bank and Trust Company

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q312QR

The

Gabelli

ABC

Fund

THIRD QUARTER REPORT

SEPTEMBER 30, 2012

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/12

* Print the name and title of each signing officer under his or her signature.